Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,369.1	$ 2,886.8	$ 2,666.7
Post-employment benefits	3.0	2.9	2.3
Share-based payments	286.2
Compensation of key management personnel	$ 4,658.3	$ 2,889.7	$ 2,669.0